Note 21 - Financial liabilities at amortized cost- Deposits from Central Banks (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Deposits from Central Banks
Deposits from central banks	€ 28,558	€ 27,281
Demand deposits [Member]
Deposits from Central Banks
Deposits from central banks	11	20
Deposits With Agreed Maturity [Member]
Deposits from Central Banks
Deposits from central banks	27,700	26,886
Repurchase Agreements [Member]
Deposits from Central Banks
Deposits from central banks	847	375
Total
Deposits from Central Banks
Deposits from central banks	€ 28,558	€ 27,281